SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Right-of-use Assets
2026	$ 18,876
2027	18,876
2028	5,147
Total Lease Payments	42,899
Less: imputed interest	(1,664)
Present value of lease liabilities	41,235
Lease liabilities - Current	17,758
Lease liabilities – Non current	$ 23,477